SCHEDULE OF FAIR VALUE OF NON-TRANSFERABLE WARRANTS ASSUMPTIONS (Details) - $ / shares	Jun. 28, 2023	Aug. 03, 2022
IfrsStatementLineItems [Line Items]
Expected dividend yield		0.00%
Expected share price volatility		141.63%
Risk free interest rate		3.14%
Non Transferable Warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Stock price	$ 1.35
Expected share price volatility	92.06%
Risk free interest rate	4.13%
Expected life of options	3 years